UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
William K. Enszer	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/19

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

the

Endowment Fund

The Endowment PMF Master Fund, L.P.

Annual Report

December 31, 2019

TABLE OF CONTENTS

The Endowment PMF Master Fund, L.P.
Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Partners’ Capital	2
Schedule of Investments	3
Statement of Operations	10
Statements of Changes in Partners’ Capital	11
Statement of Cash Flows	12
Notes to Financial Statements	13
Supplemental Information (Unaudited)	26
Privacy Policy (Unaudited)	33

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors
The Endowment PMF Master Fund, L.P.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital of The Endowment PMF Master Fund, L.P. (the Master Fund), including the schedule of investments, as of December 31, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Master Fund as of December 31, 2019, the results of its operations and cash flows for the year then ended, the changes in its partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and investees. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Salient investment companies since 2003.

Columbus, Ohio
February 28, 2020

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2019

Assets
Investments in Investment Funds, at fair value (Cost $325,834,716)	$320,145,434
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund’s capital, at fair value (Cost $228,686,962)	151,874,509
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund’s capital, at fair value (Cost $58,284,359)	3,207,914
Investments in securities, at fair value (Cost $143,120)	—
Total investments (Cost $612,949,157)	475,227,857
Cash and cash equivalents	36,222,542
Receivable from affiliate	76
Receivable from investments sold	342,154
Prepaids and other assets	50,069
Total assets	511,842,698
Liabilities and Partners’ Capital
Withdrawals payable	21,200,000
Investment Management Fees payable	11,949
Administration fees payable	75,159
Accounts payable and accrued expenses	324,577
Total liabilities	21,611,685
Commitments and contingencies (see note 3)
Partners’ capital	490,231,013
Total liabilities and partners’ capital	$511,842,698

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments

December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.24% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$14,386,923	$6,129,438
Sentient Global Resources Fund IV, L.P.	June, 2011		11,672,009	4,826,552
Private Equity (25.96% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		66,444	300,180
CX Partners Fund Ltd. (2)(3)	April, 2009		17,195,314	14,204,494
Gavea Investment Fund II A, L.P.	May, 2007		—	32,026
Gavea Investment Fund III A, L.P.	September, 2008		—	256,516
India Asset Recovery Fund L.P.	October, 2006		558,321	286
J.C. Flowers III L.P. (2)	October, 2009		9,615,839	6,995,212
LC Fund IV, L.P. (2)(3)	May, 2008		13,216,266	6,137,240
New Horizon Capital III, L.P. (2)	March, 2009		7,556,098	6,918,892
Northstar Equity Partners III (2)	June, 2011		6,934,735	6,557,273
Orchid Asia IV, L.P. (2)	November, 2007		5,687,897	25,730,408
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,838,227	2,860,486
Tiger Global Private Investment Partners IV, L.P.	March, 2007		1,182,343	206,030
Tiger Global Private Investment Partners V, L.P. (2)	January, 2008		6,397,549	5,337,796
Tiger Global Private Investment Partners VI, L.P. (2)	November, 2010		2,672,187	6,228,427
Trustbridge Partners II, L.P. (2)	December, 2007		5,389,154	5,916,377
Trustbridge Partners III, L.P. (2)(3)	April, 2009		17,572,448	13,687,561
Trustbridge Partners IV, L.P. (2)	September, 2011		11,159,747	25,901,956
Real Estate (1.01% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		5,070,400	1,144,612

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Real Estate (1.01% of Partners’ Capital) (continued)
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		$3,875,899	$3,806,445
Total Cayman Islands			142,047,800	143,178,207
Guernsey
Private Equity (0.29% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		4,163,677	1,425,067
Total Guernsey			4,163,677	1,425,067
United Kingdom
Private Equity (0.15% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		7,023,527	743,674
Real Estate (0.19% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		2,486,130	518,717
Patron Capital, L.P. II	February, 2005		743,332	81,638
Patron Capital, L.P. III	July, 2007		3,465,476	341,037
Total United Kingdom			13,718,465	1,685,066
United States
Energy (15.04% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P.	December, 2011		4,864,036	2,778,402
CamCap Resources, L.P. (6)	May, 2008		294,003	103
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,867,562	981,843
EnCap Energy Infrastructure TE Feeder, L.P. (3)	October, 2009		6,762,814	1,731,136
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		10,719,462	11,753,176
Intervale Capital Fund, L.P. (2)	May, 2008		6,148,794	8,386,433
Merit Energy Partners G, L.P.	September, 2009		17,251,785	12,279,623
Midstream & Resources Follow-On Fund, L.P. (2)(3)	March, 2010		3,459,071	2,991,493

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (15.04% of Partners’ Capital) (continued)
NGP Energy Technology Partners II, L.P. (2)	July, 2009		$4,697,225	$2,503,145
NGP IX Offshore Fund, L.P. (2)	March, 2008		4,664,972	687,435
NGP Midstream & Resources, L.P. (2)	October, 2007		5,585,971	1,053,059
Quantum Parallel Partners V, LP (3)	October, 2008		27,608,510	27,737,369
TPF II-A, L.P. (3)	October, 2008		7,547,610	865,637
Event-Driven (5.22% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		10,898,645	12,527,701
Credit Distressed Blue Line Fund, L.P. (4)(6)	April, 2010		20,968,888	2,910,904
Fortelus Special Situations Fund Ltd. (3)(6)	May, 2010		710,809	3,735,494
Harbinger Capital Partners Fund I, L.P. (3)(6)	November, 2006		39,076,697	3,897,674
Harbinger Capital Partners Fund II, L.P. (6)	July, 2010		5,026,484	283,709
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	154,091
Harbinger Class L Holdings (U.S.), LLC (6)	July, 2010		36,255	245,855
Harbinger Class LS Holdings (U.S.) Trust (6)	May, 2013	3,225	2,190,547	—
Harbinger Class PE Holdings (U.S.) Trust (6)	July, 2010	4	1,320,690	1,713,576
Prospect Harbor Credit Partners LP (6)	February, 2010		46,305	125,019
Private Equity (37.96% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,685,018	1,039,639
Advent Latin American Private Equity Fund V-F L.P. (2)	May, 2010		8,138,655	7,351,455

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (37.96% of Partners’ Capital) (continued)
BDCM Opportunity Fund II, L.P. (2)	March, 2006		$3,930,366	$5,555,086
Catterton Growth Partners, L.P.	March, 2008		10,859,722	3,903,398
Chrysalis Ventures III, L.P.	December, 2006		1,659,348	797,871
Crosslink Crossover Fund V, L.P.	May, 2007		1,782,791	559,722
Crosslink Crossover Fund VI, L.P.	March, 2007		—	10,169,660
Dace Ventures I, LP (3)	June, 2007		1,922,632	820,343
Fairhaven Capital Partners, L.P.	March, 2008		8,637,874	5,033,967
Founders Fund III, LP	May, 2010		5,205,445	24,822,227
Founders Fund IV, LP	January, 2012		2,135,603	31,697,719
Garrison Opportunity Fund LLC (3)	February, 2010		—	535,176
Garrison Opportunity Fund II A LLC	March, 2011		—	3,276,405
HealthCor Partners Fund, L.P. (3)	August, 2007		1,861,273	4,946,009
Ithan Creek Partners, L.P. (6)	October, 2008		180,568	677,716
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		7,982,926	3,252,429
Middle East North Africa Opportunities Fund, L.P. (4)(6)	July, 2008	3,969	3,969,272	297,010
Monomoy Capital Partners, L.P.	November, 2006		4,462,243	235,750
Monomoy Capital Partners II, L.P. (2)	May, 2011		7,387,259	6,864,352
Pine Brook Capital Partners, L.P. (2)	January, 2008		9,934,141	1,031,528
Pinto America Growth Fund, L.P.	July, 2006		—	1,065,608
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,561,526	438,588
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	18,896,542
Saints Capital VI, L.P. (3)	April, 2008		9,548,114	2,639,406
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,222,531	969,980

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (37.96% of Partners’ Capital) (continued)
Sanderling Venture Partners VI, L.P. (2)	June, 2005		$651,745	$803,479
Sterling Capital Partners II, L.P.	August, 2005		1,053,059	161,442
Sterling Group Partners III, L.P.	April, 2010		5,055,994	4,273,169
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	751,426
TAEF Fund, LLC (6)	August, 2008		2,574,444	4,598,714
Tenaya Capital V, LP	November, 2007		1,558,907	2,120,950
Tenaya Capital VI, LP	July, 2012		7,964,012	8,351,549
The Column Group, LP	September, 2007		3,096,322	13,134,457
The Raptor Private Holdings L.P. (6)	January, 2009	1,025	698,804	201,814
Trivest Fund IV, L.P. (2)(3)	November, 2007		—	409,415
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		649,506	1,475,017
Valiant Capital Partners LP (6)	July, 2009		2,731,569	4,687,658
VCFA Private Equity Partners IV, L.P.	March, 2005		1,901,798	205,560
VCFA Venture Partners V, L.P. (2)	January, 2007		4,901,713	928,032
Voyager Capital Fund III, L.P.	May, 2007		1,762,512	2,254,138
WestView Capital Partners II, L.P. (3)	August, 2009		5,768,020	4,841,083
Real Estate (8.50% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		2,890,387	1,952,977
Florida Real Estate Value Fund, L.P. (2)(3)	October, 2010		—	1,242,989
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)(3)	July, 2008		13,233,727	12,293,952
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		2,389	256,681
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008		9,542,106	10,168,744
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,263,344	3,153,611

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (8.50% of Partners’ Capital) (continued)
Northwood Real Estate Partners LP (2)	April, 2008		$5,887,054	$7,162,804
Parmenter Realty Fund IV, L.P.	May, 2011		1,848,578	14,750
SBC US Fund II, LP (3)	June, 2011		5,737,579	5,339,620
Square Mile Partners III LP	April, 2008		3,709,702	82,141
Relative Value (0.18% of Partners’ Capital)
Eton Park Fund, L.P. (6)	June, 2009		1,708,078	71,512
King Street Capital, L.P. (6)	November, 2009		1,008	287,881
Magnetar Capital Fund LP (3)(6)	February, 2009		—	298,977
Magnetar SPV LLC (3)(6)	May, 2008		179,228	12,849
Sculptor Asia Domestic Partners, LP (6)	December, 2007		1,645,428	146,144
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		17,723,154	—
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	—
Stark Select Asset Fund, LLC (6)	July, 2010		—	82,785
Total United States			444,050,659	327,986,783
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			603,980,601	474,275,123	96.74%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.19% of Partners’ Capital)
CRC Credit Fund Ltd. (6)	July, 2010	7,094	696,208	917,380
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			696,208	917,380
Total Passive Foreign Investment Companies			696,208	917,380	0.19%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2019

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.01% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		$8,129,228	$35,354
Total Private Corporations			8,129,228	35,354	0.01%
Total Investments in Investment Funds(7)			612,806,037	475,227,857	96.94%
Investments in Securities
Common Stocks
United States
Professional Services (0.00% of Partners’ Capital)
REVA Medical, Inc.		276,817	143,120	—
Total United States			143,120	—
Total Investments in Securities			143,120	—	0.00%
Total Investments			$612,949,157	$475,227,857	96.94%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2019 were $53,246,727. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014 (See Note 1).
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund’s capital (See Note 5b).
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital (See Note 5b).
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2019. The total of all such investments represents 0.00% of partners’ capital.
(6)

Investment Funds classified as “Hedge Funds” in the Master Fund’s limited partnership agreement. The cost and fair value of these Investment Funds as of December 31, 2019 was $133,380,294 and $37,874,566, respectively (See Note 8a).

(7)	Restricted investments as to resale.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations

Year Ended December 31, 2019

Investment income:
Dividend income (net of foreign tax withholding of $1,421,990)	$3,842,311
Interest income	142,103
Dividend income from affiliated Investments Funds	310,843
Total investment income	4,295,257
Expenses:
Investment Management Fees	2,052,160
Administration fees	350,803
Professional fees	501,720
Consulting fees	74,078
Custodian fees	76,584
Directors fees	78,825
Other expenses	87,459
Total expenses	3,221,629
Net investment income	1,073,628
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	35,864,674
Net realized gain (loss) from affiliated Investment Funds	20,540,707
Net realized gain (loss)	56,405,381
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(628,788)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(25,130,663)
Change in unrealized appreciation/depreciation	(25,759,451)
Net realized and unrealized gain (loss)	30,645,930
Net increase in partners’ capital resulting from operations	$31,719,558

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital

Years Ended December 31, 2018 and 2019

Partners’ capital at December 31, 2017	$730,118,017
Withdrawals	(135,842,114)
Net decrease in partners’ capital resulting from operations:
Net investment income	984,822
Net realized gain from investments and foreign currency translations	37,850,048
Net realized gain from affiliated Investment Funds	26,022,812
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(15,399,123)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(65,072,312)
Net decrease in partners’ capital resulting from operations	(15,613,753)
Partners’ capital at December 31, 2018	$578,662,150
Contributions	80,762
Withdrawals	(120,231,457)
Net increase in partners’ capital resulting from operations:
Net investment income	1,073,628
Net realized gain from investments and foreign currency translations	35,864,674
Net realized gain from affiliated Investment Funds	20,540,707
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(628,788)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(25,130,663)
Net increase in partners’ capital resulting from operations	31,719,558
Partners’ capital at December 31, 2019	$490,231,013

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows

Year Ended December 31, 2019

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$31,719,558
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(10,285,063)
Proceeds from disposition of investments	73,221,051
Proceeds from return of capital of investments	51,994,279
Net realized gain from investments and foreign currency translations	(35,864,674)
Net realized gain from affiliated Investment Funds	(20,540,707)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	628,788
Change in unrealized appreciation/depreciation from affiliated Investment Funds	25,130,663
Change in operating assets and liabilities:
Receivable from investments sold	(152,541)
Prepaids and other assets	2,573
Investment Management Fees payable	(621,817)
Offshore withholding tax payable	(86,318)
Administration fees payable	(70,273)
Accounts payable and accrued expenses	(145,505)
Net cash provided by operating activities	114,930,014
Cash flows from financing activities:
Contributions	80,762
Withdrawals	(136,131,457)
Net cash used in financing activities	(136,050,695)
Effect of exchange rate changes in cash	8,400
Net change in cash and cash equivalents	(21,112,281)
Cash and cash equivalents at beginning of year	57,334,823
Cash and cash equivalents at end of year	$36,222,542
Supplemental schedule of cash activity:
Cash paid for interest	$257

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements

December 31, 2019

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Salient Private Access Master Fund, L.P. (formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of December 31, 2019.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements. Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of December 31, 2019, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2019, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 — investments with other significant observable inputs

●	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models. As of December 31, 2019, the Master Fund does not hold any investments that have to be included in the fair value hierarchy.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of December 31, 2019, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$84,705	$12,486	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	25,594	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity (c)	Investments in nonpublic companies.	315,515	27,469	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	47,596	13,292	Up to 10 years	N/A	N/A	Up to 10 years

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value (e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	$1,818	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$475,228	$53,247

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Fund may cover any funding call by Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of December 31, 2019:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Founders Fund III, L.P.	5.06%	Founders Fund III, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Founders Fund IV, L.P.	6.47%	Founders Fund IV, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Orchid Asia IV, L.P.	5.25%	Orchid Asia IV, L.P. is a private equity fund making growth investments in China.	No	N/A	N/A
Quantum Parallel Partners V, L.P.	5.66%	Quantum Parallel Partners V, L.P. makes private investments in energy companies focused on exploration and production activities in the United States and Canada.	Yes	N/A	N/A
Trustbridge Partners IV, L.P.	5.28%	Trustbridge Partners IV, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the Master Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of December 31, 2019, the Master Fund held investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $10,285,063 and $73,221,051 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of December 31, 2019, was $612,949,157, resulting in accumulated net unrealized depreciation of $(137,721,300) consisting of $141,199,980 in gross unrealized appreciation and $(278,921,280) in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENT FUNDS

At December 31, 2019, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total partners’ capital. A listing of these affiliated Investment Funds, including activity during the year ended December 31, 2019, is shown below:

Affiliated Investment Funds	Shares 12/31/2018	Shares 12/31/19	Beginning Fair Value 12/31/2018	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 12/31/19	Dividend Income
Ownership exceeds 5% of the Investment Fund’s Capital:
BDCM Partners I, L.P.			$14,910,467	$—	$(3,503,812)	$184,968	$936,078	$12,527,701	$—
CX Partners Fund Ltd.			14,636,287	211,843	(1,798,507)	1,069,273	85,598	14,204,494	31,637
Dace Ventures I, LP			855,832	29,469	—	—	(64,958)	820,343	—

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

Affiliated Investment Funds	Shares 12/31/2018	Shares 12/31/19	Beginning Fair Value 12/31/2018	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 12/31/19	Dividend Income
EnCap Energy Infrastructure TE Feeder, L.P.			$1,635,437	$—	$—	$—	$95,699	$1,731,136	$—
Florida Real Estate Value Fund, L.P.			1,720,879	—	(493,915)	493,915	(477,890)	1,242,989	—
Fortelus Special Situations Fund Ltd.			3,690,406	—	(809,755)	—	854,843	3,735,494	—
Garrison Opportunity Fund LLC			835,399	—	(113,868)	113,868	(300,223)	535,176	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			13,314,748	—	(1,393,160)	—	372,364	12,293,952	—
Harbinger Capital Partners Fund I, L.P.			7,169,612	—	—	—	(3,271,938)	3,897,674	—
HealthCor Partners Fund, L.P.			7,659,584	13,724	(4,392,716)	1,421	1,663,996	4,946,009	—
LC Fund IV, L.P.			11,120,789	93,444	(4,474,622)	3,187,400	(3,789,771)	6,137,240	59,635
Magnetar Capital Fund LP			379,553	—	—	—	(80,576)	298,977	—
Magnetar SPV LLC			18,347	—	—	—	(5,498)	12,849	—
Midstream & Resources Follow-On Fund, L.P.			4,182,390	(7,120)	(1,126,804)	827,663	(884,636)	2,991,493	32,208
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,493,311	—	—	—	(4,324,567)	10,168,744	—
Private Equity Investment Fund IV, L.P.			400,516	—	(87,938)	36,934	89,076	438,588	—
Private Equity Investment Fund V, L.P.**			16,175,219	—	—	—	2,721,323	18,896,542	—
Quantum Parallel Partners V, LP			37,770,000	233,364	(5,382,822)	4,155,568	(9,038,741)	27,737,369	—
Saints Capital VI, L.P.			3,086,475	—	(1,092,764)	841,428	(195,733)	2,639,406	—
SBC US Fund II, LP			6,737,506	—	(202,789)	—	(1,195,097)	5,339,620	—
TPF II-A, L.P.			762,000	—	—	—	103,637	865,637	—
Trivest Fund IV, L.P.			2,794,367	—	(5,708,679)	5,309,291	(1,985,564)	409,415	—
Trustbridge Partners III, L.P.			18,602,991	174,965	(1,215,182)	823,563	(4,698,776)	13,687,561	187,363
Tuckerbrook SB Global Distressed Fund I, L.P.			1,653,791	—	(50,697)	—	(128,077)	1,475,017	—
Westview Capital Partners II, L.P.			7,394,532	150,668	(4,662,179)	3,495,415	(1,537,353)	4,841,083	—
Total			192,000,438	900,357	(36,510,209)	20,540,707	(25,056,784)	151,874,509	310,843
Ownership exceeds 25% of the Investment Fund’s Capital:
Credit Distressed Blue Line Fund, L.P.			3,245,577	—	—	—	(334,673)	2,910,904	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	471,800	—	—	—	(174,790)	297,010	—
PIPE Equity Partners, LLC			—	—	(435,584)	—	435,584	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			3,717,377	—	(435,584)	—	(73,879)	3,207,914	—
Total Affiliated Investment Funds			$195,717,815	$900,357	$(36,945,793)	$20,540,707	$(25,130,663)	$155,082,423	$310,843

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fees incurred for the year ended December 31, 2019, was $350,803.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments), with any such Hedge Fund remaining in the Master Fund’s portfolio at that time being excluded from the calculation.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the year ended December 31, 2019, $2,052,160 was incurred for Investment Management Fees.

(b)	EXPENSE LIMITATION AGREEMENT

Pursuant to the Master Fund’s limited partnership agreement there is an expense limitation in which the Adviser contractually agreed to limit total annualized expenses of the Master Fund, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business (the “Expense Limitation”).

Under the Expense Limitation, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

reimbursed such expense. Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual Expense Limitation rate that was in effect at the time of such waiver or reimbursement. For the year ended December 31, 2019, no such expense waiver or recoupment has been incurred by the Master Fund.

(9)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net investment income to average partners’ capital (1)	0.20%	0.15%	0.30%	0.23%	0.58%
Expenses to average partners’ capital (1),(2)	0.60%	0.61%	0.86%	0.83%	0.90%
Portfolio Turnover	2.00%	1.51%	2.45%	4.08%	8.38%
Internal rate of return since inception (3)	3.59%	2.91%	3.84%	4.72%	5.05%
Total Return (4)	6.10%	(2.44)%	4.77%	1.05%	3.40%
Partners’ capital, end of year (000’s)	$490,231	$578,662	$730,118	$868,247	$994,679

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year.
(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of December 31, 2019 (the residual value).

(4)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the year.

(10)	RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in this ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of this ASU on the Master Fund.

(11)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2019.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2019

John Blaisdell, Salient Chairman of the Board and Chief Executive Officer, passed away in his home in Houston unexpectedly, but peacefully, on Saturday, February 15, 2020. Salient’s board of managers appointed J. Philip Ferguson, a Salient independent board manager for more than seven years, as Interim Chairman and Interim CEO. Salient is dedicated to working as a community and firm to focus on the wonderful memories we have of John and the legacy he left behind.

On February 19, 2020 the Board of Directors (“Board”) of The Endowment PMF Master Fund, L.P. held a special telephonic meeting during which the Board, including all of the Directors who are not “interested persons” of The Endowment PMF Master Fund, L.P. (as that term is defined in the Investment Company Act of 1940, as amended), appointed William K. Enszer as Principal Executive Officer (“PEO”) of The Endowment PMF Master Fund, L.P., effective immediately. Mr. Enszer has served as portfolio manager of The Endowment PMF Master Fund, L.P. since 2014 and is responsible for the day-to-day management of The Endowment PMF Master Fund, L.P.’s portfolio. In addition, Mr. Enszer currently serves as a managing director of portfolio management at Salient Partners, L.P. (“Salient”) and oversees Salient’s private markets team.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2019
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000 paid quarterly, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, their full name, address and age, the position held with the Fund, the length of time served in that position, their principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer is c/o Endowment PMF Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027.

Interested Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During the Past 5 Years
John A. Blaisdell[1],3 Year of birth: 1960	Director, Principal Executive Officer (Since 2004)	Managing Director of Salient (since 2002)	7	Salient MF Trust (investment company) (two funds) (since 2012); Salient Midstream & MLP Fund (investment company) (since 2012); Forward Funds (investment company) (three funds) (since 2015).

1	This person’s status as an “Interested” Director arises from his affiliation with Salient Partners, L.P., which itself is an affiliate of the Adviser.
2

The “Fund Complex” for the purpose of this table consists of The Endowment PMF Funds (three funds) and Salient Private Access Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

3	Please reference Note 11 in the Notes to the Financial Statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2019
(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[1]	Other Directorships Held by Director During the Past 5 Years
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982-1994).	7	Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018); Therapy Track, LLC (since 2009).
Jeffrey D. Young Year of birth: 1967 Address: c/o Origami Capital Partners, LLC 191 North Wacker Drive Suite 2350 Chicago, IL 60606	Director (Since 2014)	Partner, Origami Capital Partners, LLC (investment adviser).	1	None.
Jeffrey R. Keay Year of birth: 1974 Address: c/o HarbourVest Partners, LLC One Financial Center, 44th Floor Boston, MA 0211	Director (Since 2014)	Managing Director, HarbourVest Partners, LLC (private equity).	1	None.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2019
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[1]	Other Directorships Held by Director During the Past 5 Years
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (investment company) (since 2006); President, Lazarus Energy Holdings, LLC (Investment holding company) (since 2006); President and CEO of Blue Dolphin Energy Company (since 2012); private investor (since 1988); President of The San Antonio Refinery LLC and Starlight Relativity Acquisition Company LLC (since 2019).	7

Salient MF Trust (investment company) (two funds) (since 2012); Salient Midstream & MLP Fund (investment company) (since 2012); LRR Energy, L.P. (LRE) (energy company) (2014-2015); Blue Dolphin Energy Company (BDCO) (energy company) (since 2014); Forward Funds (investment company) (three funds) (since 2015); Director of The San Antonio Refinery LLC and Starlight Relativity Acquisition Company LLC (since 2019).

Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Former Senior Partner (retired) Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998-2002); practiced law at Baker Botts (1966-2002) (1972-2002 as a partner).	7	Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018).
Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, McNair Interests (management) (since 2006).	7

Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018); Nine Energy Service, Inc. (energy company) (since 2017); Houston Technology Center (2013-2017); The Make-A-Wish Foundation, (since 2008).

1

The “Fund Complex” for the purpose of this table consists of The Endowment PMF Funds (three funds) and Salient Private Access Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2019
(Unaudited)

Officers of the Fund Who Are Not Directors*

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Kristen Bayazitoglu Year of birth: 1981	Secretary (Since 2018)

Secretary, Forward Funds (since 2018); Secretary, Salient MF Trust (since 2018); Vice President, Forward Funds (2017-2018); Secretary, Salient Midstream & MLP Fund (since 2018); Vice President, Salient MF Trust (2017-2018); Vice President, Salient Midstream & MLP Fund (2017-2018); Chief Operating Officer, Salient Partners, L.P. (since 2017); Vice President, Salient Private Access Funds (since 2017);Vice President, The Endowment PMF Funds (since 2017); Vice President of Operations, Salient Partners, L.P. (March 2012 - June 2017).

Matthew Hibbetts Year of birth: 1982	Vice President (Since 2018)

Chief Financial Officer, Salient (since 2018); Vice President, Salient MF Trust (since 2018); Vice President, Forward Funds (since 2018); Vice President, Salient Midstream & MLP Fund (since 2018); Chief Operating Officer – MLP Investments, Salient (2013-2018); Vice President, Salient Private Access Funds (Since 2018); Vice President, The Endowment PMF Funds (Since 2018).

Paul Bachtold Year of birth: 1973	Chief Compliance Officer (Since 2010)

Chief Compliance Officer and Secretary, Forward Securities (since 2016); Chief Compliance Officer, Forward Funds (since 2016); Chief Compliance Officer, Forward Management, LLC (since 2015); Chief Compliance Officer, Salient Private Access Funds (since 2010); Chief Compliance Officer, The Endowment PMF Funds (since 2014); Chief Compliance Officer, Salient (since 2010); Chief Compliance Officer, Salient Midstream & MLP Fund (since 2012); Chief Compliance Officer, Salient MF Trust (since 2012).

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2019
(Unaudited)

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Thomas Dusenberry Year of birth: 1977	Principal Financial Officer (Since 2018) and Treasurer (Since 2020)

Assistant Treasurer, Salient MF Trust (April 2019 - December 2019); Assistant Treasurer, Salient Midstream and MLP Fund (April 2019 - December 2019); Assistant Treasurer, Forward Funds (April 2019 - December 2019); Principal Financial Officer (since 2018) and Treasurer (since 2020), Salient Private Access Funds; Principal Financial Officer (since 2018) and Treasurer (since 2020), The Endowment PMF Funds; Director of Fund Operations, Salient (since 2016); Vice President of Fund Accounting and Administration, Citi Fund Services Ohio, Inc. (2001-2016).

*	Barbara H. Tolle served as the Treasurer of the Fund during the fiscal year ended December 31, 2019. Ms. Tolle served from March 16, 2017 through her resignation on December 31, 2019.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2019.

Asset Class(1)	Fair Value	%
Energy	$84,704,844	17.82
Event-Driven	25,594,023	5.39
Private Equity	315,515,390	66.39
Real Estate	47,596,072	10.02
Relative Value	1,817,528	0.38
Total Investments	$475,227,857	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2019
(Unaudited)

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on October 29, 2019, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (“Independent Directors”), considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person in executive session to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Master Fund’s investment programs, Master Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session, and reported that they had concluded that the Advisory Agreement enables the Master Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that prudent exercise of judgment warranted renewal of the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the unique characteristics and special purposes of the Fund’s operations and the specific services provided in overseeing the Fund; the background and experience of key personnel; the Adviser’s successful implementation of the liquidation program and the distributions made by the Fund; the conduct and oversight of the Fund’s operations; the Adviser’s significant compliance and tax reporting functions; and the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality investment management and related services, and that these services are appropriate in scope and extent in light of the Fund’s operations and investor needs.

The investment performance. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, noting the largely irrelevant nature of any other funds in comparison due to the Fund’s purpose and objective of successful and efficient liquidation. The Board also considered that the primary focus of the Fund was orderly liquidation, but noted that in addition to the distribution of liquidated assets by the Fund, the Fund’s generally positive performance. The Board concluded that the Adviser continued to be successful in seeking the Fund’s objective. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of undertaking the Funds’ management as appropriate in light of the Fund’s investment objective and strategies.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2019
(Unaudited)

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. On the basis of the Board’s review of the fees, the Board concluded that the level of investment management fees and the profitability of the Adviser are appropriate in light of the services provided and the profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that because the Fund’s size will certainly continue to decline as it is liquidated over time, that economies of scale are not present or likely to be present. The Board concluded that the management fees reflect the Fund’s complicated operations while unwinding. The Board noted in particular the expense limitation in the Fund’s organizational documents and its positive effect in light of the anticipated continuing declining size of the Funds.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Funds are not quantifiable or anticipated to arise, and that the Funds would not trade for investment purposes or be likely to incur brokerage.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and has the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their partners.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$80,000	$80,000
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included below:

Salient Private Access Master Fund, L.P.

The Endowment PMF Master Fund, L.P.

(each, a “Master Fund”)

Salient Private Access Registered Fund, L.P.

Salient Private Access TEI Fund, L.P.

Salient Private Access Institutional Fund, L.P.

PMF Fund, L.P.

PMF TEI Fund, L.P.

(each, a “Feeder Fund”)

(collectively, the “Funds”)

Proxy Voting Policies and Procedures

I.	Statement of Principle

The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ stockholders and have accordingly adopted these procedures.

II.	Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Except as provided in Section III below, each Fund delegates the authority to vote proxies related to portfolio securities to Endowment Advisers, L.P. (the “Adviser”), as investment adviser to each Fund. For each portion of the Fund’s portfolio managed by a sub-adviser retained to provide day-to-day portfolio management for that portion of the Fund’s portfolio (each, a “Sub-Adviser”), the Adviser in turn may delegate its proxy voting authority to the Sub-Adviser responsible for that portion of the Fund’s portfolio. The Board of Directors of each Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

III.	Retention of Proxy Voting Authority

With respect to proxies issued by the Master Fund, the Feeder Funds do not delegate to the Adviser, but instead retain, their proxy voting authority. After receiving a proxy issued by the Master Fund, the Feeder Fund will hold a meeting of its Partners at which the Partners will vote their Interests to instruct the Feeder Fund to vote for or against the matter presented by the Master Fund. The Feeder Fund will then calculate the proportion of Interests voted for to those voted against (ignoring for purposes of this calculation the Interests for which it receives no voting instructions) and will subsequently vote its Interests in the Master Fund for or against the matter in the same proportion.

IV.	Consent in the Event of a Conflict of Interest

If for a particular proxy vote the Adviser or Sub-Adviser seeks a Fund’s consent to vote because of a conflict of interest or for other reasons, any two independent directors of the Fund may provide the Fund’s consent to vote.

V.	Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

The Board of Directors of each Fund will review on an annual basis the proxy voting policies of the Adviser and Sub-Advisers applicable to the Fund.

Dated: March 10, 2004, Revised: October 18, 2011, Revised December 29, 2016

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing, Mr. William K. Enszer is responsible for the day-to-day management of the Fund’s portfolio. The Endowment PMF Master Fund, L.P. (the “Master Fund”), PMF Fund, L.P. (the “PMF Fund”), and PMF TEI Fund, L.P. (the “TEI Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”).

Mr. Enszer is the Principal Executive Officer, a Managing Director and has served as Portfolio Manager of the Fund Complex since 2014.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

Other Accounts Managed by the Investment Adviser

Mr. Enszer, who is primarily responsible for the day-to-day management of the Fund, may also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2019: (i) the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Enszer and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
William K. Enszer
Registered investment companies	1	$221.38 Million	0	$—
Other pooled investment companies	0	$—	0	$—
Other accounts	0	$—	0	$—

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that they may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Portfolio Managers

Mr. Enszer, a partner of Salient, indirectly owns equity interests in the Adviser. In addition, Mr. Enszer receives compensation based on objective and subjective performance assessments of his work, which may take into account the size of the Master Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon, as well as other funds managed by Salient affiliates for which he has significant involvement.

Securities Ownership of Portfolio Managers

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2019 by each portfolio manager.

Portfolio Manager	Master Fund	PMF Fund	TEI Fund
William K. Enszer	None	None	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics that is subject to Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment PMF Master Fund, L.P.

By (Signature and Title)	/s/ William K. Enszer
William K. Enszer
Principal Executive Officer

Date:	3/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William K. Enszer
William K. Enszer
Principal Executive Officer

Date:	3/9/2020

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	3/9/2020